Inventories, Net	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Inventories, Net
INVENTORIES, NET

NOTE 6 — INVENTORIES, NET

Inventories are valued at the lower of cost or market with cost determined by the first-in, first-out method.  Inventories consisted of the following (in thousands):

	August 31, 2015	November 30, 2014

Finished goods	$9,319	$15,478
Finished goods consigned to others	718	531
Work in progress	1,332	3,157
Raw materials	5,328	6,778

	16,697	25,944
Less reserves for obsolescence and slow moving items	(1,347)	(590)

	$15,350	$25,354

7. Inventories, Net

        Inventory is valued at the lower of cost or market with cost determined by the first-in, first-out method. Inventories consisted of the following (in thousands):

	November 30, 2014	November 30, 2013
Finished goods	$15,478	$13,015
Finished goods consigned to others	531	554
Work in progress	3,157	2,776
Raw materials	6,778	7,000

	25,944	23,345
Less allowance for obsolescence and slow moving items	(590)	(594)

	$25,354	$22,751